ACCOUNTING POLICIES - INTANGIBLES (Details) - Computer software [member]	12 Months Ended
Dec. 31, 2021
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful Life Measured As Period Of Time Intangible Assets Other Than Goodwill	3 years
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful Life Measured As Period Of Time Intangible Assets Other Than Goodwill	5 years